Loans and Borrowings - Loans and Borrowings Principal Repayments (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Total long-term debt repayments	$ 57,259	$ 45,734	$ 0
Next 12 months
Disclosure of detailed information about borrowings [line items]
Total long-term debt repayments	52,361
Over 1 year - 3 years
Disclosure of detailed information about borrowings [line items]
Total long-term debt repayments	$ 4,898